Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024 [2]
Income taxes paid (refund) [abstract]
Standard tax rate applicable in France	[1]	25.80%	25.80%
Difference between the standard French tax rate and the rates applicable to Sanofi	[1],[3]	(7.30%)	(15.50%)
Revisions to tax exposures and settlements of tax disputes	[1]	2.30%	2.30%
Other	[1],[4]	(1.00%)	2.80%
Effective tax rate	[1]	19.80%	15.40%

[1]	Rate calculated on the basis of the estimated effective tax rate for the full financial year (see Note A.2.).
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France.
[4]	For the six months ended June 30, 2025, this line includes a tax expense of €17 million, representing the estimated impact of Pillar Two based on Sanofi’s current understanding of Pillar Two rules, and €52 million for the six months ended June 30, 2024.